Investment - Plan Interest in the Trust - Schedule of Net Assets of Trust (Details) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Collective investment trusts:
Notes receivable from participants	$ 732,792	$ 732,029
LIABILITIES
Net assets available for benefits	$ 61,769,802	49,209,644
Master Trust Balances
Collective investment trusts:
Total investments, at fair value		2,032,918,227
Cash and cash equivalents		105,466,825
Interest and dividends accrued on investments		29,031,975
Accounts receivable and prepaid benefits		591,367
Contributions receivable		500,000
Notes receivable from participants		9,685,828
Total assets		2,178,194,222
LIABILITIES
Accrued operating and other expenses		28,433,543
Net assets available for benefits		2,149,760,679
Master Trust Balances | Equity Securities
Collective investment trusts:
Total investments, at fair value		252,509,360
Master Trust Balances | Mutual Funds
Collective investment trusts:
Total investments, at fair value		150,095,062
Master Trust Balances | Hedge Funds
Collective investment trusts:
Total investments, at fair value		14,843,427
Master Trust Balances | Certificates of Deposit
Collective investment trusts:
Total investments, at fair value		9,009,306
Master Trust Balances | Self-Directed Brokerage Accounts
Collective investment trusts:
Total investments, at fair value		320,467
Master Trust Balances | Collective Investment Trusts
Collective investment trusts:
Fixed income		524,477,770
Equity		866,114,825
Diversified		215,548,010
Total investments, at fair value		1,606,140,605
Plan's Interest in Master Trust Balances
Collective investment trusts:
Total investments, at fair value		46,017,274
Cash and cash equivalents		2,422,354
Interest and dividends accrued on investments		251,253
Notes receivable from participants		732,029
Total assets		49,422,910
LIABILITIES
Accrued operating and other expenses		213,266
Net assets available for benefits		49,209,644
Plan's Interest in Master Trust Balances | Equity Securities
Collective investment trusts:
Total investments, at fair value		5,170,532
Plan's Interest in Master Trust Balances | Mutual Funds
Collective investment trusts:
Total investments, at fair value		1,052,141
Plan's Interest in Master Trust Balances | Hedge Funds
Collective investment trusts:
Total investments, at fair value		14,770
Plan's Interest in Master Trust Balances | Certificates of Deposit
Collective investment trusts:
Total investments, at fair value		405,100
Plan's Interest in Master Trust Balances | Self-Directed Brokerage Accounts
Collective investment trusts:
Total investments, at fair value		320,467
Plan's Interest in Master Trust Balances | Collective Investment Trusts
Collective investment trusts:
Fixed income		1,386,487
Equity		22,372,299
Diversified		15,295,478
Total investments, at fair value		$ 39,054,264